Note 7 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
7.	EXPLORATION AND EVALUATION ASSETS

(a) In
2017,
the Company entered into an option earn-in agreement with a private group whereby the Company can earn up to a
100%
interest in a prospective land claim package. There are
no
further exploration funding requirements under the agreement as at
December 31, 2019.
However, to earn a
100%
interest in the property package, the Company must make combined remaining cash payments of
$350
over the third,
fourth
and
fifth
annual anniversaries of the agreement, at which time the vendors would retain a
2%
net smelter returns royalty (“NSR”).

(b) In late
2018,
the Company entered into an option agreement with another private group whereby the Company has the right to earn
100%
ownership interest in a company which owns a prospective land claim package. The Company paid
$150
upon signing the agreement. To earn
100%
interest in the property, the Company must make combined remaining cash payments of
$1,850
over the next
9
years, and fund a cumulative of
$30,000
of eligible exploration expenditures (
$2,149
incurred to
December 31, 2019)
by
2028.
As at
December 31, 2019,
the Company also recorded a provision of
$260
for a reclamation liability assumed as a result of environmental rehabilitation associated with the project. Other than the reclamation liability, the balance of cash payments and exploration commitments are optional at the Company’s discretion. Upon the Company’s
100%
earn-in, the vendors would retain a
2%
NSR.

To
December 31, 2019,
the Company has incurred the following exploration and evaluation expenditures on these earn-in projects:

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Exploration and evaluation assets:
Acquisition costs
Option payments	$75	$150
Reclamation obligation	260	-
Total acquisition costs	335	150
Geochemical	142	125
Camp and site costs	354	58
Geological consulting	1,784	1,086
Geophysical	100	93
Land taxes and government fees	411	445
Legal, community and other consultation costs	260	109
Travel	232	149
Total for the year	3,618	2,215
Balance, beginning of year	3,648	1,433

Balance, end of year	$7,266	$3,648

Included in exploration and evaluation assets at
December 31, 2019,
are trade and other payables of
$89
(
December 31, 2018:
$13
) and a reclamation obligation of
$260
(
December 31, 2018:
nil
), both non-cash investing activities.

A full impairment was recognized on the Cinco de Mayo property in Mexico in prior years, although the concessions are still maintained in good standing.